Average Annual Total Returns{- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-31 - Franklin U.S. Government Securities Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(0.50%)	1.29%	1.81%	(1.50%)	0.06%	0.47%	(0.30%)	0.43%	0.80%	(0.33%)	1.31%	1.83%	1.80%	1.60%	1.70%	3.10%	1.78%	1.87%	3.71%	2.40%	2.08%	[1]	3.61%	2.24%	2.37%	5.73%	2.89%	2.46%

[1]	1. Since inception May 1, 2013.